Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2014 50 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2013 50 Basis Point Decrease in Assumed Royalty Rate	Jun. 30, 2014 100 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2013 100 Basis Point Decrease in Assumed Royalty Rate	Jun. 30, 2014 50 Basis Point Increase in Discount Rate	Dec. 31, 2013 50 Basis Point Increase in Discount Rate	Jun. 30, 2014 100 Basis Point Increase in Discount Rate	Mar. 31, 2014 Availability Services
Intangible Assets And Goodwill [Line Items]
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate	$ 339	$ 339	$ 133	$ 156	$ 265	$ 372	$ 14	$ 51	$ 28
Royalty-free period										2 years
Right-to-use asset										$ 8